Schedule of Provision of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
- BVI
- Malaysia		12,409
Deferred:
- BVI
- Malaysia
Total		$ 12,409